EQUITY - Summary of stock option activities (Details 2) (Stock Options, USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock Options
Options
Outstanding at beginning of year	548,366	586,566	498,566
Granted	203,200	153,000
Exercised	(2,818)	(100,000)	(12,000)
Cancelled
Forfeited	(228,200)	(91,200)	(32,166)
Outstanding at ending of year	520,548	548,366	586,566
Exercisable at the year end	324,348	457,166	454,400
Weighted average exercise price
Outstanding at beginning of year	$ 7.49	$ 7.74	$ 7.52
Granted	$ 8.56	$ 5.96
Exercised	$ 5.53	$ 2.15	$ 1.775
Cancelled
Forfeited
Outstanding at the end of year	$ 7.95	$ 7.49	$ 7.74
Exercisable at the year end	$ 7.74	$ 7.74	$ 7.56
Weighted average grant-date fair value of options granted during the year	$ 8.56	$ 5.96	$ 8.34